Goodwill and Intangible Assets, Net (Details 1)	12 Months Ended
Jun. 30, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 8,221,394
Accumulated amortization	(727,419)
Net carrying amount	$ 7,493,975
Acquired trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (in years)	7 years 4 months 24 days
Gross carrying amount	$ 420,000
Accumulated amortization	(23,248)
Net carrying amount	$ 396,752
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (in years)	1 year 9 months
Gross carrying amount	$ 220,000
Accumulated amortization	(24,475)
Net carrying amount	$ 195,525
Acquired developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (in years)	4 years 5 months 1 day
Gross carrying amount	$ 7,370,000
Accumulated amortization	(679,696)
Net carrying amount	$ 6,690,304
Capitalized software - In-service [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (in years)	1 year 10 months 10 days
Net carrying amount	$ 2,291,516
Total Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,189,832
Accumulated amortization	(560,528)
Net carrying amount	2,629,304
Capitalized Software Work In Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	337,788
Accumulated amortization
Net carrying amount	337,788
Other intangible assets, not yet placed into service
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	211,394
Accumulated amortization
Net carrying amount	211,394
Total finite-lived intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,411,226
Accumulated amortization	(1,287,947)
Net carrying amount	$ 10,123,279